Note 8 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2014	2015
Interest on long-term debt	1,436,466	2,536,034
Administrative expenses	339,778	291,932
Vessel operating and voyage expenses	2,126,783	2,774,973

Total	3,903,027	5,602,939